Long Term Debt	6 Months Ended
Jun. 30, 2026
Borrowing costs Abstract [Abstract]
Long Term Debt	Long Term Debt
The following table outlines the terms and carrying amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	June 30 2026	December 31 2025

2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	63	24
Various	EUR, USD	Various			2026-2032	35	62
Current total						$98	$86

2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	987	1,023
Various	EUR, USD	Various			2032	37	42
Non-current total						$1,024	$1,065
Total						$1,122	$1,151
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

	June 30, 2026	December 31, 2025

Revolving Credit Facility	$1,011	$1,011
Uncommitted Credit Facilities(1)	105	105
Total	$1,116	$1,116
(1) Credit facility made available to the Company, but the lender is not obligated to loan funds.
Assets pledged as security – Certain property, plant and equipment with a carrying amount of $2.6 billion have been pledged to secure borrowings under pledged agreements for the Company. The Company is not allowed to pledge these assets as security for other borrowings or to sell them outside normal course of business.